Acquisition and Disposition of Companies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 CAD ($)
Consideration received from sale of Oro Silver:
Fair value of common shares of Endeavour	$ 6,571
Derivative liability assumed by Endeavour (Note 7(a)(i)	200
Total	6,771
Less: Cost of disposition of Oro Silver:
Net assets of Oro Silver	1,873
Transaction costs	19
Total	(1,892)
Gain from disposition of subsidiary	$ 4,879